2. Restatement of Previously Reported Consolidated Financial Statements: Schedule of Consolidated Statement of Financial Position and Changes in Shareholders' Equity (Details) - CAD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2020
Other liabilities	$ 820,612	$ 0
Total Current Liabilities	3,883,529	1,780,877	$ 1,374,819
Total Liabilities	3,914,636	1,780,877
Reserve for restricted share units	86,638	0
Accumulated deficit	(24,695,723)	(10,545,535)	(2,271,524)
Total Shareholders' Equity	22,504,352	35,325,716	4,752,866	$ 5,207,625
Stock-based compensation	2,630,249	8,035,506	0
Total Expenses	(16,165,115)	(11,069,570)	(595,598)
Net Loss and Comprehensive Loss	(15,462,945)	(9,446,454)	(552,436)
Net loss for the year	(15,462,945)	(9,446,454)	(552,436)
Stock-based compensation	2,630,249	$ 8,035,506	$ 0
Previously Reported
Other liabilities	0
Total Current Liabilities	3,062,917
Total Liabilities	3,094,024
Reserve for restricted share units	821,906
Accumulated deficit	(24,610,379)
Total Shareholders' Equity	23,324,964
Stock-based compensation	2,544,905
Total Expenses	(16,079,771)
Net Loss and Comprehensive Loss	(15,377,601)
Net loss for the year	(15,377,601)
Stock-based compensation	2,544,905
Revision of Prior Period, Adjustment
Other liabilities	820,612
Total Current Liabilities	820,612
Total Liabilities	820,612
Reserve for restricted share units	(735,268)
Accumulated deficit	(85,344)
Total Shareholders' Equity	(820,612)
Stock-based compensation	85,344
Total Expenses	(85,344)
Net Loss and Comprehensive Loss	(85,344)
Net loss for the year	(85,344)
Stock-based compensation	$ 85,344